Acquisitions - Fair Values of Assets and Liabilities of BTPN at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Jan. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Cash and deposits with banks		¥ 73,090,816	¥ 62,471,453	¥ 57,763,441
Loans and advances		97,714,938	94,671,818
Intangible assets		615,829	591,650	617,732
All other assets		4,945,631	4,272,630
Total assets		235,024,987	212,158,463
Liabilities:
Total liabilities		222,748,837	201,223,585
Goodwill		¥ 203,891	¥ 243,827	215,808
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Assets:
Cash and deposits with banks	¥ 149,331
Loans and advances	522,918			¥ 522,918
Intangible assets	57,803
All other assets	107,471
Total assets	837,523
Liabilities:
Deposits	538,529
All other liabilities	104,817
Total liabilities	643,346
Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)
Net assets acquired	184,683
Goodwill	4,707
Consideration	189,390
Consideration:
Cash	111,365
Fair value of the equity interest in BTPN held before the acquisition	78,025
Total	189,390
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 776